THE HUNTINGTON FUNDS

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010

                               February 15, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Office of Insurance Products
100 F Street, N.E.
Washington, DC  20549


RE:  THE HUNTINGTON FUNDS (the "Trust" or "Registrant")
             Huntington VA Dividend Capture Fund
             Huntington VA Growth Fund
             Huntington VA Income Equity Fund
             Huntington VA International Equity Fund
             Huntington VA Macro 100 Fund
             Huntington VA Mid Corp America Fund
             Huntington VA New Economy Fund
             Huntington VA Rotating Markets Fund
             Huntington VA Situs Small Cap Fund
             Huntington VA Mortgage Securities Fund
             (collectively, the "Funds")
           1933 Act File No. 33-11905
           1940 Act File No. 811-05010


Dear Sir or Madam:

      Post-Effective Amendment No. 51 under the Securities Act of 1933 and Amendment No. 52 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Trust's currently effective Registration Statement.

      As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective April 30, 2007, pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to incorporate numerous material changes.

      We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

      In connection with the review of this filing by staff of the Securities and Exchange Commission, the Funds acknowledge the staff's view that: the Funds are responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Funds may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


If you have any questions on the enclosed material, please contact me at (412) 288-8157.

                                                   Very truly yours,



                                                   /s/ Leanna Norris
                                                   Leanna Norris
                                                   Paralegal

Enclosures